Leases - Lessor Future Minimum Payments Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating leases
Remainder of 2021	$ 726
Year one	105	$ 726
Year two	105	105
Year three	105	105
Year four	105	105
Year five		105
Thereafter		222
After year four	222
Total minimum lease payments	1,368	1,368
Sales-type leases
Remainder of 2021	296
Year one	395	395
Year two	296	395
Year three	135	296
Year four	408	135
Year five		408
Thereafter		2,282
After year four	2,282
Total minimum lease payments	$ 3,812	$ 3,911